FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Dec. 02, 2017	Feb. 25, 2017
FAIR VALUE MEASUREMENTS

NOTE 4—FAIR VALUE MEASUREMENTS

The accounting guidance for fair value established a framework for measuring fair value and established a three-level valuation hierarchy for disclosure of fair value measurement. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability at the measurement date. The three levels are defined as follows:

Level 1	—	Quoted prices in active markets for identical assets or liabilities;

Level 2	—	Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable;
Level 3	—	Unobservable inputs in which little or no market activity exists, requiring an entity to develop its own assumptions that market participants would use to value the asset or liability.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The following table presents assets and liabilities which were measured at fair value on a recurring basis as of December 2, 2017 (in millions):

	Fair Value Measurements
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash equivalents:
Money market	$50.0	$50.0	$—	$—
Short-term investments (1)	23.7	21.2	2.5	—
Non-current investments (2)	87.4	35.2	52.2	—

Total	$161.1	$106.4	$54.7	$—

Liabilities:
Derivative contracts (3)	$49.2	$—	$49.2	$—
Contingent consideration (4)	281.9	—	—	281.9

Total	$331.1	$—	$49.2	$281.9

(1)	Primarily relates to Mutual Funds. Included in Other current assets on the Condensed Consolidated Balance Sheets.
(2)	Primarily relates to investments in publicly traded stock classified as available for sale (Level 1) and U.S. Treasury Notes and Corporate Bonds (Level 2). Included in Other assets on the Condensed Consolidated Balance Sheets.
(3)	Primarily relates to interest rate swaps. Included in Other current liabilities on the Condensed Consolidated Balance Sheets.
(4)	Relates to CVRs and Plated contingent consideration. Included in Other current liabilities and Other long-term liabilities, respectively, on the Condensed Consolidated Balance Sheets.

The following table presents assets and liabilities which were measured at fair value on a recurring basis as of February 25, 2017 (in millions):

	Fair Value Measurements
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash equivalents:
Money market	$596.0	$596.0	$—	$—
Short-term investments (1)	21.6	19.4	2.2	—
Non-current investments (2)	97.5	45.6	51.9	—

Total	$715.1	$661.0	$54.1	$—

Liabilities:
Derivative contracts (3)	$103.7	$—	$103.7	$—
Contingent consideration (4)	281.0	—	—	281.0

Total	$384.7	$—	$103.7	$281.0

(1)	Primarily relates to Mutual Funds. Included in Other current assets on the Condensed Consolidated Balance Sheets.
(2)	Primarily relates to investments in publicly traded stock classified as available for sale (Level 1) and U.S. Treasury Notes and Corporate Bonds (Level 2). Included in Other assets on the Condensed Consolidated Balance Sheets.
(3)	Primarily relates to interest rate swaps. Included in Other current liabilities on the Condensed Consolidated Balance Sheets.
(4)	Relates to CVRs. Included in Other current liabilities on the Condensed Consolidated Balance Sheets.

A reconciliation of the beginning and ending balances for Level 3 liabilities for the 40 weeks ended December 2, 2017 follows (in millions):

Contingent consideration
Beginning balance	$281.0
Plated acquisition	60.1
Change in fair value	(54.1)
Payments	(5.1)

Ending balance	$281.9

The estimated fair value of the Company’s debt, including current maturities, was based on Level 2 inputs, being market quotes or values for similar instruments, and interest rates currently available to the Company for the issuance of debt with similar terms and remaining maturities as a discount rate for the remaining principal payments. As of December 2, 2017, the fair value of total debt was $10,662.0 million compared to the carrying value of $11,345.2 million, excluding debt discounts and deferred financing costs. As of February 25, 2017, the fair value of total debt was $11,882.8 million compared to the carrying value of $11,812.1 million, excluding debt discounts and deferred financing costs.

Assets Measured at Fair Value on a Non-Recurring Basis

The Company measures certain assets at fair value on a non-recurring basis, including long-lived assets and goodwill, which are evaluated for impairment. Long-lived assets include store-related assets such as property and equipment and certain intangible assets. The inputs used to determine the fair value of long-lived assets and a reporting unit are considered Level 3 measurements due to their subjective nature. As described elsewhere in these Condensed Consolidated Financial Statements, the Company recorded a goodwill impairment loss of $142.3 million and long-lived asset impairment losses of $77.6 million during the 40 weeks ended December 2, 2017. During the 40 weeks ended December 3, 2016, the Company recorded long-lived asset impairment losses of $39.3 million.

NOTE 6—FAIR VALUE MEASUREMENTS

The accounting guidance for fair value established a framework for measuring fair value and established a three-level valuation hierarchy for disclosure of fair value measurement. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability at the measurement date. The three levels are defined as follows:

Level 1	—	Quoted prices in active markets for identical assets or liabilities;

Level 2	—	Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable;

Level 3	—	Unobservable inputs in which little or no market activity exists, requiring an entity to develop its own assumptions that market participants would use to value the asset or liability.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The following table presents assets and liabilities which are measured at fair value on a recurring basis as of February 25, 2017 (in millions):

	Fair Value Measurements
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash equivalents:
Money Market	$596.0	$596.0	$—	$—
Short-term investments(1)	21.6	19.4	2.2	—
Non-current investments(2)	97.5	45.6	51.9	—

Total	$715.1	$661.0	$54.1	$—

Liabilities:
Derivative contracts(3)	$103.7	$—	$103.7	$—
Contingent consideration(4)	281.0	—	—	281.0

Total	$384.7	$—	$103.7	$281.0

(1)	Primarily relates to Mutual Funds. Included in Other current assets on the Consolidated Balance Sheets.
(2)	Primarily relates to investments in publicly traded stock classified as available for sale (Level 1) and U.S. Treasury Notes and Corporate Bonds (Level 2). Included in Other assets on the Consolidated Balance Sheets.
(3)	Primarily relates to interest rate swaps. Included in Other current liabilities on the Consolidated Balance Sheets.
(4)	Primarily relates to Casa Ley CVRs. Included in Other current liabilities on the Consolidated Balance Sheets.

The following table presents assets and liabilities which are measured at fair value on a recurring basis as of February 27, 2016 (in millions):

	Fair Value Measurements
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Short-term investments(1)	$20.5	$17.7	$2.8	$—
Non-current investments(2)	59.4	8.1	51.3	—

Total	$79.9	$25.8	$54.1	$—

Liabilities:
Derivative contracts(3)	$184.5	$—	$184.5	$—
Contingent consideration(4)	269.9	—	—	269.9

Total	$454.4	$—	$184.5	$269.9

(1)	Primarily relates to Mutual Funds. Included in Other current assets on the Consolidated Balance Sheets.
(2)	Primarily relates to U.S. Treasury Notes and Corporate Bonds. Included in Other assets on the Consolidated Balance Sheets.
(3)	Primarily relates to interest rate swaps. Included in Other current liabilities on the Consolidated Balance Sheets.
(4)	Primarily relates to Casa Ley CVRs. Included in Other long-term liabilities on the Consolidated Balance Sheets.

The Company records its CVR obligations at fair value using a combined income and market approach. The CVR obligation is estimated using the income approach of a discounted cash flow model with a weighted average cost of capital of 9.8%, and a guideline company method resulting in adjusted total invested capital. As of February 25, 2017 and February 27, 2016, the estimated fair value of the CVR obligations were $281.0 million and $269.9 million, respectively. The above inputs used for determining the fair value of the CVR obligations are Level 3 fair value measurements. Changes in the fair value of the CVR obligations can result from changes to the discount rates, as well as the Mexican peso relative to the US Dollar in the case of the Casa Ley CVR.

A reconciliation of the beginning and ending balances for Level 3 liabilities follows (in millions):

	Contingent Consideration
	February 25, 2017	February 27, 2016
Beginning balance	$269.9	$270.9
Changes in fair value	16.0	0.7
Payments	(4.9)	(1.7)

Ending balance	$281.0	$269.9

The estimated fair value of the Company’s debt, including current maturities, was based on Level 2 inputs, being market quotes or values for similar instruments, and interest rates currently available to the Company for the issuance of debt with similar terms and remaining maturities as a discount rate for the remaining principal payments. As of February 25, 2017, the fair value of total debt was $11,882.8 million compared to a carrying value of $11,812.1 million, excluding debt discounts and deferred financing costs. As of February 27, 2016, the fair value of total debt was $11,036.2 million compared to the carrying value of $11,703.9 million, excluding debt discounts and deferred financing costs.

Assets Measured at Fair Value on a Nonrecurring Basis

As of February 25, 2017 and February 27, 2016, except in relation to assets classified as held-for-sale, no other material amounts of assets have been adjusted to fair value on a non-recurring basis. The Company’s held-for-sale assets are classified as Level 3 of the fair value hierarchy and are valued primarily based on estimated selling prices less costs of disposal.